UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Voyager Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (90.4%)(a)
			Shares	Value

Aerospace and defense (3.4%)

General Dynamics Corp.			61,300	$4,322,263

Honeywell International, Inc.			114,900	8,657,715

L-3 Communications Holdings, Inc.			4,306	348,442

Northrop Grumman Corp.			11,500	806,725

Precision Castparts Corp.			21,100	4,000,982

United Technologies Corp.			101,200	9,455,116

				27,591,243
Airlines (0.4%)

Delta Air Lines, Inc.(NON)			176,670	2,916,822

				2,916,822
Auto components (2.0%)

American Axle & Manufacturing Holdings, Inc.(NON)(S)			1,019	13,909

Goodyear Tire & Rubber Co. (The)(NON)			133,227	1,679,992

Johnson Controls, Inc.			328,251	11,511,763

Valeo SA (France)			45,934	2,485,642

				15,691,306
Automobiles (1.4%)

Daimler AG (Registered Shares) (Germany)			20,988	1,141,918

Fiat SpA (Italy)(NON)			280,380	1,491,532

General Motors Co.(NON)			148,100	4,120,142

Nissan Motor Co., Ltd. (Japan)			126,900	1,219,998

Tata Motors, Ltd. (India)			321,054	1,593,172

Tesla Motors, Inc.(NON)(S)			45,095	1,708,650

				11,275,412
Biotechnology (3.2%)

Celgene Corp.(NON)			102,500	11,880,775

Dendreon Corp.(NON)(S)			297,800	1,408,594

Elan Corp. PLC ADR (Ireland)(NON)(S)			213,592	2,520,386

Gilead Sciences, Inc.(NON)			203,500	9,957,255

				25,767,010
Building products (0.9%)

Fortune Brands Home & Security, Inc.(NON)			125,000	4,678,750

Owens Corning, Inc.(NON)			71,777	2,830,167

				7,508,917
Capital markets (1.9%)

Charles Schwab Corp. (The)			343,900	6,083,591

Goldman Sachs Group, Inc. (The)			8,000	1,177,200

KKR & Co. LP			75,790	1,464,263

Morgan Stanley			235,700	5,180,686

State Street Corp.			16,597	980,717

				14,886,457
Chemicals (3.8%)

Celanese Corp. Ser. A			56,700	2,497,635

HB Fuller Co.			11,047	427,353

Huntsman Corp.			236,600	4,398,394

LyondellBasell Industries NV Class A			65,700	4,158,153

Methanex Corp. (Canada)			56,800	2,307,784

Monsanto Co.			74,000	7,816,620

Tronox, Ltd. Class A(S)			454,484	9,003,328

				30,609,267
Commercial banks (0.7%)

Bank of Ireland (Ireland)(NON)			6,531,936	1,289,437

Credicorp, Ltd. (Peru)(S)			8,100	1,345,005

UniCredit SpA (Italy)(NON)			697,242	2,976,221

				5,610,663
Commercial services and supplies (0.5%)

ADT Corp. (The)(S)			16,100	787,934

Tyco International, Ltd.			104,220	3,335,040

				4,122,974
Communications equipment (4.8%)

Arris Group, Inc.(NON)			98,100	1,684,377

Cisco Systems, Inc.			104,493	2,184,949

F5 Networks, Inc.(NON)			7,700	685,916

Polycom, Inc.(NON)			840,512	9,312,873

Qualcomm, Inc.			371,991	24,904,797

				38,772,912
Computers and peripherals (10.9%)

Apple, Inc.			138,189	61,166,597

EMC Corp.(NON)			788,100	18,827,709

Gemalto NV (Netherlands)			31,310	2,731,170

Hewlett-Packard Co.			84,300	2,009,712

Toshiba Corp. (Japan)			511,000	2,562,193

				87,297,381
Construction materials (0.1%)

HeidelbergCement AG (Germany)			17,274	1,241,319

				1,241,319
Consumer finance (0.2%)

Capital One Financial Corp.			22,746	1,249,893

				1,249,893
Containers and packaging (0.3%)

MeadWestvaco Corp.			36,900	1,339,470

Rock-Tenn Co. Class A			9,400	872,226

				2,211,696
Diversified financial services (2.3%)

Bank of America Corp.			26,400	321,552

Citigroup, Inc.			139,900	6,189,176

CME Group, Inc.			85,200	5,230,428

JPMorgan Chase & Co.			141,150	6,698,979

				18,440,135
Electrical equipment (0.5%)

Eaton Corp PLC			61,900	3,791,375

				3,791,375
Electronic equipment, instruments, and components (0.5%)

Corning, Inc.			119,100	1,587,603

Hollysys Automation Technologies, Ltd. (China)(NON)(S)			12,108	147,597

Hon Hai Precision Industry Co., Ltd. (Taiwan)			866,000	2,412,434

				4,147,634
Energy equipment and services (3.8%)

Halliburton Co.			319,879	12,926,310

McDermott International, Inc.(NON)			305,800	3,360,742

Nabors Industries, Ltd.			120,300	1,951,266

Petrofac, Ltd. (United Kingdom)			127,883	2,784,488

Schlumberger, Ltd.			122,425	9,168,408

				30,191,214
Food and staples retail (0.5%)

Kroger Co. (The)			119,200	3,950,288

				3,950,288
Food products (0.4%)

Mead Johnson Nutrition Co.			30,998	2,400,795

Pinnacle Foods, Inc.(NON)			23,024	460,480

				2,861,275
Health-care equipment and supplies (0.7%)

Baxter International, Inc.			53,000	3,849,920

Covidien PLC			12,800	868,352

St. Jude Medical, Inc.(S)			16,996	687,318

				5,405,590
Health-care providers and services (2.2%)

Aetna, Inc.(S)			34,600	1,768,752

Catamaran Corp.(NON)			23,864	1,265,508

Emeritus Corp.(NON)			40,736	1,132,053

Express Scripts Holding Co.(NON)			91,469	5,273,188

Humana, Inc.(S)			8,200	566,702

Tenet Healthcare Corp.(NON)			3,900	185,562

UnitedHealth Group, Inc.			127,800	7,311,438

				17,503,203
Hotels, restaurants, and leisure (1.6%)

Las Vegas Sands Corp.			15,445	870,326

Sands China, Ltd. (Hong Kong)			824,000	4,274,565

Starbucks Corp.			134,000	7,632,640

				12,777,531
Household durables (0.5%)

Sony Corp. (Japan)(S)			50,500	880,873

Techtronic Industries Co. (Hong Kong)			1,148,000	2,810,994

				3,691,867
Household products (0.2%)

Colgate-Palmolive Co.			17,000	2,006,510

				2,006,510
Insurance (2.5%)

American International Group, Inc.(NON)			31,600	1,226,712

Assured Guaranty, Ltd.			479,977	9,892,326

Genworth Financial, Inc. Class A(NON)			219,300	2,193,000

Hartford Financial Services Group, Inc. (The)(S)			5,971	154,052

MetLife, Inc.			126,100	4,794,322

Prudential PLC (United Kingdom)			137,701	2,228,297

				20,488,709
Internet and catalog retail (0.8%)

Amazon.com, Inc.(NON)			8,900	2,371,761

HomeAway, Inc.(NON)			47,000	1,527,500

Priceline.com, Inc.(NON)			4,003	2,753,784

				6,653,045
Internet software and services (7.4%)

eBay, Inc.(NON)			177,800	9,640,316

Facebook, Inc. Class A(NON)			384,943	9,846,842

Facebook, Inc. Class B(F)(NON)			24,080	615,966

Google, Inc. Class A(NON)			38,203	30,334,328

LinkedIn Corp. Class A(NON)			6,800	1,197,208

Millennial Media, Inc.(NON)(S)			53,800	341,630

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)(S)			28,000	829,640

Yahoo!, Inc.(NON)			120,200	2,828,306

Yandex NV Class A (Russia)(NON)			175,758	4,063,525

				59,697,761
IT Services (3.1%)

Cognizant Technology Solutions Corp.(NON)			15,500	1,187,455

Computer Sciences Corp.(S)			17,000	836,910

Fidelity National Information Services, Inc.			54,000	2,139,480

Total Systems Services, Inc.			72,000	1,784,160

Unisys Corp.(NON)			149,949	3,411,340

Visa, Inc. Class A(S)			93,300	15,846,072

				25,205,417
Leisure equipment and products (0.4%)

Brunswick Corp.(S)			92,389	3,161,552

				3,161,552
Life sciences tools and services (0.7%)

Thermo Fisher Scientific, Inc.			70,100	5,361,949

				5,361,949
Machinery (0.4%)

Cummins, Inc.			19,500	2,258,295

Joy Global, Inc.			6,350	377,952

TriMas Corp.(NON)			18,531	601,702

				3,237,949
Media (2.5%)

CBS Corp. Class B			17,900	835,751

Comcast Corp. Class A			200,515	8,423,635

DIRECTV(NON)			29,585	1,674,807

DISH Network Corp. Class A			199,800	7,572,420

Liberty Global, Inc. Ser. C(NON)			12,300	844,149

News Corp. Class A			21,900	668,388

				20,019,150
Metals and mining (2.7%)

Barrick Gold Corp. (Canada)			79,000	2,322,600

Coeur d'Alene Mines Corp.(NON)			19,800	373,428

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			265,626	8,792,221

Glencore International PLC (United Kingdom)(S)			589,589	3,190,125

Goldcorp, Inc. (Toronto Exchange) (Canada)			74,900	2,518,887

Kinross Gold Corp. (Canada)			203,000	1,609,790

Vedanta Resources PLC (United Kingdom)			91,142	1,391,781

Walter Energy, Inc.			52,000	1,482,000

				21,680,832
Multiline retail (0.5%)

Macy's, Inc.			68,500	2,866,040

Target Corp.			20,100	1,375,845

				4,241,885
Oil, gas, and consumable fuels (5.0%)

Alpha Natural Resources, Inc.(NON)			244,900	2,010,629

Anadarko Petroleum Corp.			73,500	6,427,575

Cabot Oil & Gas Corp.			18,200	1,230,502

Cairn Energy PLC (United Kingdom)(NON)			330,306	1,372,651

Gulfport Energy Corp.(NON)			68,600	3,143,938

Kodiak Oil & Gas Corp.(NON)			88,200	801,738

Marathon Oil Corp.			188,869	6,368,663

Noble Energy, Inc.			47,700	5,516,982

Occidental Petroleum Corp.			20,700	1,622,259

Royal Dutch Shell PLC Class A (United Kingdom)			148,040	4,788,958

Suncor Energy, Inc. (Canada)			222,700	6,683,227

				39,967,122
Personal products (0.5%)

Herbalife, Ltd.(S)			105,200	3,939,740

				3,939,740
Pharmaceuticals (3.0%)

AbbVie, Inc.			81,400	3,319,492

Actavis, Inc.(NON)			4,500	414,495

Auxilium Pharmaceuticals, Inc.(NON)			161,700	2,794,176

Eli Lilly & Co.			99,200	5,633,568

Jazz Pharmaceuticals PLC(NON)			111,942	6,258,677

Pfizer, Inc.			68,738	1,983,779

Warner Chilcott PLC Class A			283,000	3,834,650

				24,238,837
Professional services (0.2%)

Verisk Analytics, Inc. Class A(NON)			23,342	1,438,567

				1,438,567
Real estate investment trusts (REITs) (0.5%)

American Tower Corp. Class A(R)			50,700	3,899,844

				3,899,844
Real estate management and development (0.2%)

Realogy Holdings Corp.(NON)			31,451	1,536,067

				1,536,067
Semiconductors and semiconductor equipment (3.0%)

ASML Holding NV ADR (Netherlands)			27,000	1,836,270

Avago Technologies, Ltd.			46,600	1,673,872

First Solar, Inc.(NON)			62,388	1,681,980

Lam Research Corp.(NON)			57,200	2,371,512

Micron Technology, Inc.(NON)			172,700	1,723,546

NXP Semiconductor NV(NON)			175,598	5,313,595

Samsung Electronics Co., Ltd. (South Korea)			2,701	3,707,017

SK Hynix, Inc. (South Korea)(NON)			95,720	2,473,441

Texas Instruments, Inc.(S)			91,500	3,246,420

				24,027,653
Software (2.6%)

Electronic Arts, Inc.(NON)			50,600	895,620

Longtop Financial Technologies Ltd. ADR (Hong Kong)(F)(NON)			99,123	—

Microsoft Corp.			251,000	7,181,110

Nintendo Co., Ltd. (Japan)			28,000	3,007,171

Oracle Corp.			162,761	5,263,691

Salesforce.com, Inc.(NON)(S)			3,450	616,964

SAP AG (Germany)			29,491	2,362,691

VMware, Inc. Class A(NON)			15,800	1,246,304

				20,573,551
Specialty retail (4.0%)

AutoZone, Inc.(NON)(S)			3,100	1,229,987

Bed Bath & Beyond, Inc.(NON)(S)			105,850	6,818,857

Best Buy Co., Inc.(S)			142,605	3,158,701

GameStop Corp. Class A(S)			101,200	2,830,564

Lowe's Cos., Inc.			227,500	8,626,800

Office Depot, Inc.(NON)(S)			1,238,899	4,868,873

OfficeMax, Inc.			123,000	1,428,030

Staples, Inc.			159,529	2,142,474

Tile Shop Holdings, Inc.(NON)(S)			51,699	1,086,196

				32,190,482
Textiles, apparel, and luxury goods (0.5%)

Coach, Inc.			34,943	1,746,801

Michael Kors Holdings, Ltd. (Hong Kong)(NON)			44,800	2,544,192

				4,290,993
Thrifts and mortgage finance (0.2%)

Radian Group, Inc.			123,800	1,325,898

				1,325,898
Tobacco (1.8%)

Japan Tobacco, Inc. (Japan)			142,800	4,550,911

Philip Morris International, Inc.			109,131	10,117,532

				14,668,443
Trading companies and distributors (0.2%)

Mitsubishi Corp. (Japan)			80,100	1,483,128

				1,483,128
Transportation infrastructure (—%)

Beijing Capital International Airport Co., Ltd. (China)			456,000	332,668

				332,668

Total common stocks (cost $565,547,144)				$725,181,136

WARRANTS (2.6%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bank of America Corp.(W)	10/28/18	$30.79	4,140,161	$3,022,318

Citigroup, Inc.	1/4/19	106.10	4,829,454	2,443,704

General Motors Co.	7/10/19	18.33	54,556	643,215

Hartford Financial Services Group, Inc. (The)(W)	6/26/19	9.79	199,172	3,403,849

JPMorgan Chase & Co.(W)	10/28/18	42.42	277,045	3,947,891

Matahari Department Store 144A (Indonesia)	3/25/16	0.00	1,386,500	1,569,486

Wells Fargo & Co.(W)	10/28/18	34.01	511,153	6,113,390

Total warrants (cost $20,479,089)				$21,143,853

INVESTMENT COMPANIES (1.8%)(a)
			Shares	Value

CSOP FTSE China A50 ETF (China)(NON)			1,620,800	$2,121,941

iShares Dow Jones U.S. Home Construction Index Fund(S)			169,200	4,042,188

iShares FTSE A50 China Index ETF (China)			1,974,100	2,651,659

Market Vectors Gold Miners ETF			53,100	2,009,835

SPDR S&P Homebuilders ETF(S)			73,000	2,189,270

SPDR S&P Metals & Mining ETF(S)			44,600	1,800,948

Total investment Companies (cost $12,879,017)				$14,815,841

PURCHASED EQUITY OPTIONS OUTSTANDING (1.0%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Actavis, Inc. (Call)	Apr-13/$86.00		64,649	$415,862

Apple, Inc. (Call)	May-13/520.00		71,037	153,882

Apple, Inc. (Call)	May-13/490.00		52,704	242,431

Apple, Inc. (Call)	May-13/520.00		63,766	103,519

Apple, Inc. (Call)	May-13/480.00		41,061	75,963

Apple, Inc. (Call)	May-13/570.00		52,704	14,751

Apple, Inc. (Call)	Apr-13/470.00		116,565	53,163

Apple, Inc. (Call)	Apr-13/500.00		116,565	8,506

Assured Guaranty, Ltd. (Call)	Jul-13/20.00		666,280	1,184,606

Best Buy Co., Inc. (Call)	Apr-13/10.00		133,543	1,622,682

Euro Stoxx 50 Price (Call)	Jul-13/2,900.00		4,496	39,795

Euro Stoxx 50 Price (Call)	Jun-13/2,700.00		9,369	140,873

Euro Stoxx 50 Price (Call)	Jun-13/2,750.00		8,812	104,824

Euro Stoxx 50 Price (Call)	Jun-13/2,825.00		8,226	90,877

Euro Stoxx 50 Price (Call)	Jun-13/2,875.00		8,376	48,137

Halliburton Co. (Call)	Jun-13/45.00		340,855	153,385

Hartford Financial Services Group, Inc. (The) (Call)	Apr-13/20.00		146,918	852,982

Herbalife, Ltd. (Call)	Aug-13/65.00		224,349	115,208

Herbalife, Ltd. (Call)	Aug-13/55.00		262,919	50,175

Humana, Inc. (Call)	Apr-13/60.00		20,319	190,380

iShares MSCI Emerging Markets Index (Call)	Jun-13/46.00		2,042,065	284,758

SanDisk Corp. (Call)	Apr-13/35.00		479	946,025

SPDR S&P 500 ETF Trust (Put)	Apr-13/152.00		378,830	52,991

SPDR S&P 500 ETF Trust (Put)	Apr-13/151.00		736,172	43,996

SPDR S&P 500 ETF Trust (Put)	Apr-13/150.00		363,441	29,075

Xerox Corp. (Call)	Apr-13/6.00		433,728	1,127,831

Total purchased equity options outstanding (cost $8,752,325)				$8,146,677

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
			Shares	Value

Unisys Corp. Ser. A, 6.25% cv. pfd.			41,204	$2,678,260

Total convertible preferred stocks (cost $2,999,889)				$2,678,260

U.S. TREASURY OBLIGATIONS (0.2%)(a)
			Principal amount	Value

U.S. Treasury Bonds 6.125%, November 15, 2027(i)			$184,000	$272,732

U.S. Treasury Notes
1.875%, June 30, 2015(i)			615,000	639,821
1.375%, February 28, 2019(i)			401,000	410,552

Total U.S. treasury Obligations (cost $1,323,105)				$1,323,105

SHORT-TERM INVESTMENTS (12.1%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.15% to 0.17%, July 25, 2013(SEGSF)			$1,420,000	$1,419,276

U.S. Treasury Bills zero % May 30, 2013(i)			120,000	119,988

U.S. Treasury Bills zero % December 12, 2013(i)			250,000	249,800

Putnam Cash Collateral Pool, LLC 0.19%(d)			50,188,382	50,188,382

Putnam Short Term Investment Fund 0.08%(AFF)			37,430,900	37,430,900

SSgA Prime Money Market Fund 0.02%(P)			7,752,600	7,752,600

Total short-term investments (cost $97,160,946)				$97,160,946

TOTAL INVESTMENTS

Total investments (cost $709,141,515)(b)				$870,449,818

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $42,653,169) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	Euro	Sell	6/19/13	$16,742,035	$16,990,902	$248,867
	Japanese Yen	Sell	5/15/13	12,697,684	12,924,995	227,311
UBS AG
	British Pound	Sell	6/19/13	12,892,845	12,737,272	(155,573)

Total						$320,605

WRITTEN EQUITY OPTIONS OUTSTANDING at 3/31/13 (premiums $1,715,689) (Unaudited)

	Expiration	Contract
	Date/strike price	amount	Value

Apple, Inc. (Call)	May-13/$540.00	71,037	$81,249
Apple, Inc. (Call)	May-13/530.00	105,408	118,685
Apple, Inc. (Call)	May-13/540.00	63,766	51,020
Apple, Inc. (Call)	Apr-13/485.00	233,130	39,947
Assured Guaranty, Ltd. (Call)	Jul-13/22.00	666,280	572,730
Euro Stoxx 50 Price (Call)	Jul-13/3,000.00	4,496	11,332
Euro Stoxx 50 Price (Call)	Jun-13/2,925.00	8,226	23,580
Euro Stoxx 50 Price (Call)	Jun-13/2,975.00	8,376	11,589
Halliburton Co. (Call)	Jun-13/48.00	340,855	45,433
Herbalife, Ltd. (Call)	Aug-13/70.00	224,349	80,336
iShares MSCI Emerging Markets Index (Call)	Jun-13/48.00	2,042,065	68,409
SPDR S&P 500 ETF Trust (Put)	Apr-13/150.00	378,830	28,564
SPDR S&P 500 ETF Trust (Put)	Apr-13/149.00	736,172	17,244
SPDR S&P 500 ETF Trust (Put)	Apr-13/148.00	363,441	5,438

Total			$1,155,556

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
baskets	17,775	$—	2/25/14	(3 month USD-LIBOR-BBA plus 0.35%)	A basket (MLTRENER) of common stocks	$(7,552)
baskets	56,985	—	2/25/14	(3 month USD-LIBOR-BBA plus 0.18%)	A basket (MLPPSEMI) of common stocks	7,847
Barclays Bank PLC
baskets	53,213	—	1/27/14	(3 month USD-LIBOR-BBA plus 0.15%)	A basket (BCSU115) of common stocks	59,243

Total						$59,538

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $802,091,343.
(b)	The aggregate identified cost on a tax basis is $736,129,710, resulting in gross unrealized appreciation and depreciation of $157,554,714 and $23,234,606, respectively, or net unrealized appreciation of $134,320,108.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$14,490,222	$63,525,448	$78,015,670	$4,555	$—
	Putnam Short Term Investment Fund *	—	65,346,474	27,915,574	2,673	37,430,900
	Totals	$14,490,222	$128,871,922	$105,931,244	$7,228	$37,430,900
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $48,996,010. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $50,188,382, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
At the close of the reporting period, the fund maintained liquid assets totaling $37,926,037 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,079,550 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $155,573 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $139,958.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$103,213,621	$10,779,602	$—
Consumer staples	22,875,345	4,550,911	—
Energy	70,158,336	—	—
Financials	67,437,666	—	—
Health care	78,276,589	—	—
Industrials	50,607,847	1,815,796	—
Information technology	244,944,087	14,162,256	615,966
Materials	55,743,114	—	—
Total common stocks	693,256,605	31,308,565	615,966
Convertible preferred stocks	—	2,678,260	—
Investment companies	10,042,241	4,773,600	—
Purchased equity options outstanding	946,025	7,200,652	—
U.S. Treasury Obligations	—	1,323,105	—
Warrants	19,574,367	1,569,486	—
Short-term investments	45,183,500	51,977,446	—

Totals by level	$769,002,738	$100,831,114	$615,966

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$320,605	$—
Written equity options outstanding	—	(1,155,556)	—
Total return swap contracts	—	59,538	—

Totals by level	$—	$(775,413)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$476,178	$155,573
Equity contracts	29,357,620	1,163,108

Total	$29,833,798	$1,318,681

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (number of contracts)	6,200,000
Written equity option contracts (number of contracts)	5,000,000
Forward currency contracts (contract amount)	$38,100,000
OTC total return swap contracts (notional)	$12,000,000
Warrants (number of warrants)	11,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013